Retirement Benefit Plans - Summary of Remeasurement Losses/(Gains) Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Pension remeasurement	£ (1,263)	£ 505	£ 523